UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

                             REGISTRATION STATEMENT
                                   UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                       Westlakes Institutional Portfolios
                  --------------------------------------------
               (Exact name of Registrant as Specified in Charter)

                        1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312

                    (Address of Principal Executive Offices)
                             (City, State Zip Code)

               Registrant's Telephone Number, including Area Code
                                  484-329-2300
               --------------------------------------------------

                                 John H. Grady
                        Turner Investment Partners, Inc.
                        1235 Westlakes Drive, Suite 350
                           Berwyn, Pennsylvania 19312
                     -------------------------------------

                    (Name and Address of Agent for Service)


                                   Copies to:

                             Monica L. Parry, Esq.
                          Morgan, Lewis & Bockius LLP
                         1111 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
-----------------------------------------------------------------------
EXPLANATORY NOTE

This Registration Statement has been filed by the Registrant pursuant to Section 8(b) of the Investment Company Act of 1940, as amended. However, shares of beneficial interest in the Registrant are not being registered under the Securities Act of 1933, as amended (the "Securities Act"), because such shares will be issued solely in transactions that do not involve a "public offering" within the meaning of Section 4(2) of the Securities Act. The shares have not been registered under any state securities laws in reliance upon various exemptions provided by those laws. Investments in the shares of the Registrant may only be made by "accredited investors" within the meaning of Regulation D under the Securities Act which term includes banks and other financial institutions, registered broker-dealers, insurance companies, investment companies, pension & profit sharing plans, corporations, trusts and other entities which satisfy net worth requirements and certain individuals. This Registration Statement does not constitute an offer to sell, or the solicitation of an offer to buy, any shares of the Registrant in any state or jurisdiction in which such offer or solicitation would be unlawful or in which the person making such offer or solicitation is not qualified to do so, or to a person to whom it is unlawful to make offer or solicitation.

                                                   Memorandum Number:___________




                                   PROSPECTUS


                       WESTLAKES INSTITUTIONAL PORTFOLIOS,
                            A DELAWARE BUSINESS TRUST

                          A PRIVATE OFFERING OF SHARES


                        TURNER INVESTMENT PARTNERS, INC.
                         1235 WESTLAKES DRIVE, SUITE 350
                           BERWYN, PENNSYLVANIA 19312
                               INVESTMENT MANAGER

                      TURNER INVESTMENT DISTRIBUTORS, INC.
                                 PLACEMENT AGENT





                                 October 1, 2002

                       WESTLAKES INSTITUTIONAL PORTFOLIOS


Westlakes Institutional Portfolios (the "Trust") offers units of beneficial interest ("Shares") in four separate series, the High Yield Fixed Income Portfolio, High Quality Fixed Income Portfolio, BBB Fixed Income Portfolio and Core Fixed Income Portfolio (each a "Portfolio" and, together, the "Portfolios"). Each Portfolio is advised by Turner Investment Partners, Inc. ("Turner"). The Portfolios issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). This prospectus is not offering to sell, or soliciting any offer to buy, any security to the public within the meaning of the Securities Act.

Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in a Portfolio. Accredited investors include banks and other finacial institutions, registered broker-dealers, insurance companies, pension and profit sharing plans, corporations, trusts and other entities which satisfy net worth requirements and certain individuals.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE PORTFOLIOS' SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

These Shares are subject to a high degree of risk. See "Principal Risks" in the description of each Portfolio in this Prospectus and "Description of Permitted Investments and Risk Factors" in the Statement of Additional Information. Each investor must have such knowledge and experience in financial and business matters that such investor is capable of evaluating the merits and risks of this investment and must be able to bear the economic risks of this investment.

These Shares have not been registered under the Securities Act or the securities laws of any state and are subject to restrictions on transferability and resale. Shares may not be transferred or resold except as permitted under the Securities Act and applicable state securities laws, pursuant to registration or exemption therefrom. Investors may be required to bear the financial risks of this investment for a substantial period of time.

The information in this Prospectus and in the Statement of Additional Information is furnished on a confidential basis exclusively for your use and retention and, by accepting this Prospectus and the Statement of Additional Information, you agree not to transmit, reproduce or make available to any other person (other than your legal, tax, accounting and other advisors) all of any part of this Prospectus or the Statement of Additional Information without the express permission of the Trust.

Turner Investment Distributors, Inc. will respond to any questions you or your advisors may have concerning this offering and will make available for examination by you or your advisors such records and files in their possession as may be pertinent to your decision whether to invest in Shares.

The Trust reserves the right to accept or reject any subscription to purchase Shares.

Prospective investors are not to construe the contents of this Prospectus or the Statement of Additional Information as legal, business or tax advice. Each prospective investor should consult their own attorney, business advisor and tax advisor as to legal, business, tax and related matters concerning this offering.

HIGH YIELD FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE            High total return

INVESTMENT FOCUS                Non-investment grade fixed income securities

SHARE PRICE VOLATILITY          Medium/High

PRINCIPAL INVESTMENT STRATEGY   Attempts to identify
                                high yield fixed income
                                securities that have the
                                potential for long-term
                                growth

INVESTOR PROFILE                Investors seeking long-term total return who can
                                withstand the potential price volatility of high yield investing

PRINCIPAL STRATEGY

The Portfolio will invest at least 80% of its net assets in fixed income securities issued by U.S. corporations rated BB or lower by Standard & Poor's Corporation ("S&P") or another nationally recognized ratings organization at the time of purchase, or determined by Turner to be of comparable quality. This is a non-fundamental investment policy that can be changed by the Trust upon 60 days prior notice to shareholders. Such securities are often referred to as "junk bonds." The Portfolio may invest in securities of any maturity, and may invest a portion of its assets in securities of issuers domiciled in foreign countries. The high yield, high risk corporate debt instruments in which the Portfolio may invest include notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs"). Turner will focus on issues that it believes will provide a liberal and consistent yield and that tend to have a reduced risk of price fluctuations.

The Portfolio may hold cash or invest in short-term debt securities and other money market instruments when Turner believes such holdings are prudent given then-prevailing market conditions. When taking a temporary defensive position, the Portfolio may not be able to achieve its investment objective.

PRINCIPAL RISKS

Investing in the Portfolio involves risk, including the risk that you may lose part or all of the money you invest. Investing in so-called "junk" or "high yield" bonds entails certain risks, including the risk of loss of principal, which may be greater than the risks involved in investment grade bonds, and which should be considered by investors contemplating an investment in the Portfolio. Such bonds are sometimes issued by companies whose earnings at the time of issuance are less than the projected debt service on the junk bonds.

The market values of fixed income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Lower rated and unrated fixed income securities tend to reflect short-term corporate and market developments to a greater extent than higher rated fixed income securities, which react primarily to fluctuations in the general level of interest rates. These lower rated or unrated securities generally have higher yields, but, as a result of factors such as reduced creditworthiness of issuers, also have increased risks of default and a more limited and less liquid secondary market. Accordingly, they are subject to greater volatility and risks of loss of income and principal than are higher rated securities. Turner attempts to reduce such risks through portfolio diversification, credit analysis, and attention to trends in the economy, industries and financial markets.

The secondary market for high yield securities is currently dominated by institutional investors and is more limited and less liquid than other secondary securities markets. A less liquid secondary market may have an adverse effect on the Portfolio's ability to sell particular bonds, when necessary, to meet the Portfolio's liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of the issuer. In addition, a less liquid secondary market makes it more difficult for the Portfolio to obtain precise valuations of the high yield securities in its portfolio. During periods involving such liquidity problems, judgment plays a greater role in valuing high yield securities than is normally the case. The secondary market for high yield securities is also generally considered to be more likely to be disrupted by adverse publicity and investor perceptions than more established secondary securities markets.

Zero coupon bonds and PIKs are considered to be more interest-sensitive than income bearing bonds, to be more speculative than interest-bearing bonds, and to have certain tax consequences which could, under certain circumstances, be adverse to the Portfolio.

YOU SHOULD KEEP IN MIND THAT AN INVESTMENT IN THE PORTFOLIO IS NOT A COMPLETE INVESTMENT PROGRAM; IT SHOULD BE CONSIDERED JUST ONE PART OF YOUR FINANCIAL PLAN.

HIGH QUALITY FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE       High total return, consistent with reasonable risk

INVESTMENT FOCUS           Fixed income securities rated in the top three rating
                           categories

SHARE PRICE VOLATILITY     Medium

PRINCIPAL INVESTMENT       Attempts to identify high quality fixed income
STRATEGY                   securities that have the potential for long-term
                           growth

INVESTOR PROFILE           Investors seeking long-term total return from higher
                           quality fixed income securities

PRINCIPAL STRATEGY

The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in high quality fixed income securities, principally debt obligations issued or guaranteed by U.S. corporations and the U.S. Government and its agencies and instrumentalities. High quality fixed income securities are those rated in one of the three highest rating categories (e.g., A and higher by S&P or by Moody's Investor Services, Inc. ("Moody's")), or determined by Turner to be of comparable quality. The Portfolio will maintain an average weighted portfolio maturity of less than 10 years, and maintain an average portfolio credit rating of at least A. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures and commercial paper of U.S. companies.

PRINCIPAL RISKS

Investing in the Portfolio involves risk, including the risk that you may lose part or all of the money you invest. The price of Portfolio shares will increase and decrease according to changes in the value of the Portfolio's investments. The Portfolio will be affected by changes in bond prices. The market values of fixed income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Prices of fixed income securities also are affected by changes in the creditworthiness of issuers.

Although the fixed income securities the Portfolio purchases are considered high quality, the Portfolio's average credit rating is expected to be at the lower end of these ratings, which means that the Portfolio's investments are subject to greater risk. These securities are more speculative, and are more likely to react to developments affecting issuers than are more highly rated securities. Adverse economic developments can affect the ability of issuers to service their debt obligations or repay their obligations upon maturity.

YOU SHOULD KEEP IN MIND THAT AN INVESTMENT IN THE PORTFOLIO IS NOT A COMPLETE INVESTMENT PROGRAM; IT SHOULD BE CONSIDERED JUST ONE PART OF YOUR FINANCIAL PLAN.

BBB FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE           High total return, consistent with reasonable
                               risk

INVESTMENT FOCUS               Fixed income securities rated in the fourth
                               highest rating category

SHARE PRICE VOLATILITY         Medium

PRINCIPAL INVESTMENT STRATEGY  Attempts to identify BBB or equivalent fixed income securities that have the potential for long-term growth

INVESTOR PROFILE               Investors seeking long-term total return who
                               can withstand the risk of investing in the lowest rated category of investment grade fixed income securities

PRINCIPAL STRATEGY

The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in fixed income securities issued or guaranteed by U.S. corporations and rated at the time of purchase in the fourth highest rating category (e.g., BBB by S&P or Baa by Moody's) by one or more nationally recognized rating organizations, or determined by Turner to be of comparable quality. This is a non-fundamental investment policy that can be changed by the Trust upon 60 days prior notice to shareholders. The Portfolio will maintain an average weighted portfolio maturity of less than 10 years. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures and commercial paper of U.S. companies.

PRINCIPAL RISKS

Investing in the Portfolio involves risk, including the risk that you may lose part or all of the money you invest. The price of Portfolio shares will increase and decrease according to changes in the value of the Portfolio's investments. The Portfolio will be affected by changes in bond prices. The market values of fixed income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Prices of fixed income securities also are affected by changes in the creditworthiness of issuers.

Although the fixed income securities the Portfolio purchases are considered investment grade, they are at the lower end of investment grade ratings, which means that the Portfolio's investments are subject to greater risk. Lower rated securities are more speculative, may be in default and are more likely to react to developments affecting issuers than are more highly rated securities. Adverse economic developments can disrupt the market for such securities and severely affect the ability of issuers to service their debt obligations or repay their obligations upon maturity.

YOU SHOULD KEEP IN MIND THAT AN INVESTMENT IN THE PORTFOLIO IS NOT A COMPLETE INVESTMENT PROGRAM; IT SHOULD BE CONSIDERED JUST ONE PART OF YOUR FINANCIAL PLAN.

CORE FIXED INCOME PORTFOLIO

INVESTMENT OBJECTIVE              Current income and capital appreciation

INVESTMENT FOCUS                  Investment grade fixed income securities,
                                  including U.S. Treasuries and mortgage-backed securities

SHARE PRICE VOLATILITY            Medium

PRINCIPAL INVESTMENT STRATEGY     Attempts to identify investment grade fixed
                                  income securities with long-term, short-term and intermediate-term maturities

INVESTOR PROFILE                  Investors seeking current income and capital
                                  appreciation and who are willing to accept principal risk



PRINCIPAL STRATEGY


The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in investment grade fixed income securities, including U.S. government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. This is a non-fundamental investment policy that can be changed by the Trust upon 60 days prior notice to shareholders. Investment grade securities or obligations are generally those rated within the four highest rating categories (at a minimum BBB or higher by S&P or Baa or higher by Moody's), or determined by Turner to be of comparable quality. Turner will allocate the Portfolio's assets among these market sectors based on its analysis of historical data, yield trends and credit ratings. In selecting investments for the Portfolio, Turner chooses securities with long-term, short-term and/or intermediate-term durations that it believes are attractively priced and that offer competitive yields. Turner will continuously review the credit quality of the bonds in the Portfolio, and may sell a bond when the issuer is downgraded, the industry sector in which the bond belongs is downgraded as a whole, or when the bond's price declines as compared to its peers. The Portfolio's average weighted maturity will typically be between three and eight years.

PRINCIPAL RISKS


Investing in the Portfolio involves risk, including the risk that you may lose part or all of the money you invest. The price of Portfolio shares will increase and decrease according to changes in the value of the Portfolio's investments. The Portfolio will be affected by changes in bond prices. The market values of fixed income securities generally fall when interest rates rise and, conversely, rise when interest rates fall. Prices of fixed income securities also are affected by changes in the creditworthiness of issuers.

Although the fixed income securities the Portfolio purchases are considered investment grade, they are at the lower end of investment grade ratings, which means that the Portfolio's investments are subject to greater risk. Lower rated securities are more speculative, may be in default and are more likely to react to developments affecting issuers than are more highly rated securities. Adverse economic developments can disrupt the market for such securities and severely affect the ability of issuers to service their debt obligations or repay their obligations upon maturity.

YOU SHOULD KEEP IN MIND THAT AN INVESTMENT IN THE PORTFOLIO IS NOT A COMPLETE INVESTMENT PROGRAM; IT SHOULD BE CONSIDERED JUST ONE PART OF YOUR FINANCIAL PLAN.

THE MANAGER

Turner Investment Partners, Inc., an SEC-registered adviser, serves as investment manager and administrator to each Portfolio. Turner has its offices in Berwyn, PA. As of June 30, 2002, Turner had approximately $8 billion in assets under management.

As the Portfolios' manager, Turner makes investment decisions for the Portfolios and continuously reviews, supervises and administers the Portfolios' investment programs. Turner also ensures compliance with the Portfolios' investment policies and guidelines. Turner also is responsible for providing administration services to each Portfolio under the Investment Management Agreement. For providing advisory and administration services, Turner receives a unified management fee equal to the percentage of the assets of each Portfolio, on an annual basis, as follows:

          HIGH YIELD FIXED INCOME PORTFOLIO              0.45%
          HIGH QUALITY FIXED INCOME PORTFOLIO            0.40%
          BBB FIXED INCOME PORTFOLIO                     0.40%
          CORE FIXED INCOME PORTFOLIO                    0.40%

Under the unified fee arrangement, Turner is responsible for compensating any third party engaged by Turner to provide services under its supervision, including administrative, accounting, custodial and transfer agency services. The unified fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses.

Turner has contractually agreed to reduce the unified management fees of the Portfolios to 0.40% for the High Yield Fixed Income Portfolio, and 0.35% for the High Quality Fixed Income, the BBB Fixed Income and Core Fixed Income Portfolios until October 1, 2003. Turner may discontinue this arrangement at any time after October 1, 2003.

PORTFOLIO MANAGERS

The Portfolios are managed by the team of Roger A. Early and Paul A. Matlack. The background of each manager is set forth below.

ROGER A. EARLY, LEAD MANAGER FOR THE HIGH QUALITY FIXED INCOME, BBB FIXED INCOME AND CORE FIXED INCOME PORTFOLIOS. Roger A. Early, CFA, CPA, CFP, Chief Investment Officer-Fixed Income, joined Turner in 2002. Previously, Mr. Early was Vice President/Senior Portfolio Manager-Equities and Fixed Income of Rittenhouse Financial (June 2001 to February 2002), and Senior Vice President and Director of Investment Grade Fixed Income, Delaware Investment Advisors (July 1994 to June 2001). He has 20 years of investment experience.

PAUL A. MATLACK, LEAD MANAGER FOR THE HIGH YIELD FIXED INCOME PORTFOLIO. Paul A. Matlack, CFA, Senior Portfolio Manager, joined Turner in 2002. Previously, Mr. Matlack was Vice President, Senior Portfolio Manager, and co-head of the High Yield Group with Delaware Investment Advisors (September 1989 to September
2000). He has 17 years of investment experience.

JOHN MCCARTHY, MEMBER OF THE MANAGEMENT TEAMS FOR THE HIGH YIELD FIXED INCOME, HIGH QUALITY FIXED INCOME, BBB FIXED INCOME AND CORE FIXED INCOME PORTFOLIOS. John McCarthy, CFA, joined Turner in 2002. Prevously, he was a Senior High Yield Analyst (January 1994 to october 2002), and more recently, a Senior Municipal Bond Trader for Delaware Investments. He has 12 years of investment experience.

PURCHASING, SELLING AND EXCHANGING PORTFOLIO SHARES

--------------------------------------------------------------------------------

  INVESTING IN THE PORTFOLIOS
  ------------------------------------------------------------------------------

  Shares of the Portfolios will be offered to a limited number of "Accredited Investors" as such term is defined in Regulation D under the Securities Act. Investors must subscribe for shares in an amount that equals or exceeds $50,000. Additional subscriptions will be subject to a minimum investment amount of $10,000. The Trust, in its sole discretion, may accept or reject any investment in the Portfolios.

  Prior to investing in shares of a Portfolio, you must complete a Subscription Agreement. All purchase orders on a given day must be received by the Trust's Transfer Agent by 4:00 PM (Eastern Time). Purchase orders received after 4:00 PM (Eastern Time) will be executed at the net asset value (NAV) determined on the next business day.

  Your check must be made payable to the Westlakes Institutional Portfolios or wires must be sent according to the following instructions:

           PNC Bank, Philadelphia, PA
           ABA #031000053
           A/C 86-1497-3639
           RE: Westlake Investment Funds
           REF:[Account Number or Tax ID]
--------------------------------------------------------------------------------

  INVESTOR QUALIFICATIONS:
  ------------------------------------------------------------------------------

  Shares will only be sold to "accredited investors" as such term is defined in Regulation D under the Securities Act.
--------------------------------------------------------------------------------



HOW SHARE PRICES ARE CALCULATED

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after a Portfolio receives your purchase order. NAV for one share is the value of that share's portion of the net assets of the Portfolio. The Portfolios calculate their NAV once each Business Day as of the regularly-scheduled close of normal trading on the New York Stock Exchange
(NYSE) (normally, 4:00 p.m. Eastern Time).

In calculating NAV, the Portfolios generally value their investment portfolios at market price. If market prices are unavailable or a Portfolio thinks that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Shares will not be priced on days on which the NYSE is closed for trading.

SELLING PORTFOLIO SHARES

You may sell your shares on any Business Day by contacting us directly by mail or telephone. The sale price of each share will be the next NAV determined after we receive your request.

o By Mail - If you wish to redeem shares of the Portfolios, you should send us a letter with your name, Portfolio and account number and the amount of your request. All letters must be signed by the owner(s) of the account. All proceeds will be mailed or wired (depending on instructions given) to the address or instructions given to us when the account was established.

o By Phone - When completing the Subscription Agreement you are given the opportunity to establish telephone redemption privileges. If you elect to take advantage of this privilege you will be able to redeem shares of the Portfolios by calling 1-800-304-2459 and speaking to one of our representatives.

REDEMPTIONS IN KIND

The Portfolios generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise (and for the protection of the Portfolios' remaining shareholders) the Portfolios might pay all or part of your redemption proceeds in liquid securities with a market value equal to the redemption price (redemption in kind). Although it is highly unlikely that your shares would ever be redeemed in kind, you would probably have to pay brokerage costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption.

RECEIVING YOUR MONEY

Normally, the Portfolios will send your sale proceeds within three Business Days after they receive your request, but it may take up to seven days. Your proceeds can be wired to your bank account (subject to a $10 wire fee) or sent to you by check.

EXCHANGING PORTFOLIO SHARES

When you exchange shares, you are really selling your shares and buying other Portfolio shares. Your sale price and purchase price will be based on the NAV next calculated after we receive your exchange request. In order to exchange shares of one Portfolio for shares of another Portfolio, you will be required to complete and sign an additional Investment Form.

This exchange privilege may be changed or canceled at any time upon 60 days' notice. You may exchange your shares on any Business Day by calling the prior Portfolios at 1-800-304-2459.

TELEPHONE TRANSACTIONS

Investors may make subsequent purchases and redemptions in a Portfolio by telephone. While we have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, we will not be responsible for any losses or costs incurred by following telephone instructions we reasonably believe to be genuine. If you or your financial institution transact business with us over the telephone or via our website, you will generally bear the risk of any loss.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Portfolios may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in the Statement of Additional Information.

DISTRIBUTION OF PORTFOLIO SHARES

Turner Investment Distributors, Inc., a registered broker-dealer that is owned and operated by Turner, is the placement agent of the Portfolios. Turner Investment Distributors receives no compensation for distributing shares of the Portfolios.

DIVIDENDS AND DISTRIBUTIONS

The Portfolios distribute their income monthly as a dividend to shareholders. The Portfolios make distributions of capital gains, if any, at least annually. If you own Portfolio shares on a Portfolio's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Portfolio shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Trust in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after we receive your written notice. To cancel your election, simply send the Trust written notice.

FEDERAL INCOME TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE, LOCAL AND FOREIGN INCOME TAXES. Summarized below are some important tax issues that affect the Portfolios and their shareholders. This summary is based on current tax laws, which may change.

Each Portfolio will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. The Portfolios' net investment income and short-term capital gains are distributed as dividends and are taxable at ordinary income tax rates. Capital gains distributions are generally taxable at the rates applicable to long-term capital gains, regardless of how long you have held your shares in a Portfolio. Distributions you receive from the Portfolios may be taxable whether or not you reinvest them or take them in cash.

Each sale or exchange of Portfolio shares may be a taxable event. For tax purposes, an exchange of Portfolio shares for shares of another Portfolio is treated the same as a sale. A sale may result in a capital gain or loss to you. The gain or loss generally will be treated as short term if you held the shares for 12 months or less, long term if you held the shares for longer.

For a more complete discussion of the federal income tax consequences of investing in the Portfolio, see the Statement of Additional Information.

INVESTOR INQUIRIES

Investor inquiries should be addressed to Westlakes Institutional Portfolios, 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, or you may call 1-800-304-2459.

                       WESTLAKES INSTITUTIONAL PORTFOLIOS
                        HIGH YIELD FIXED INCOME PORTFOLIO
                       HIGH QUALITY FIXED INCOME PORTFOLIO
                           BBB FIXED INCOME PORTFOLIO
                           CORE FIXED INCOME PORTFOLIO

                                 October 1, 2002

                               INVESTMENT MANAGER:
                        TURNER INVESTMENT PARTNERS, INC.


This Statement of Additional Information is not a prospectus and relates only to the High Yield Fixed Income, High Quality Fixed Income, BBB Fixed Income and Core Fixed Income Portfolios (each a "Portfolio" and, together, the "Portfolios"). It is intended to provide additional information regarding the activities and operations of the Portfolios, each of which is a series of Westlakes Institutional Portfolios (the "Trust"), and should be read in conjunction with the Portfolio's Prospectus dated October 1, 2002. The Prospectus may be obtained without charge by calling 800-304-2459.

The Portfolios issue shares only in transactions that do not involve a public offering within the meaning of Section 4(2) of the Securities Act of 1933, as amended (the "Securities Act"). This prospectus is not offering to sell, or soliciting any offer to buy, any security to the public within the meaning of the Securities Act.

Only "accredited investors," as defined in Regulation D under the Securities Act, may invest in the Portfolios. Accredited investors include banks and other financial institutions, registered broker-dealers, insurance companies, investment companies, pension and profit sharing plans, corporations, trusts and other entities which satisfy net worth requirements and certain individuals.

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                              TABLE OF CONTENTS

                                                                           PAGE

The Trust....................................................................3

Investment Objectives........................................................3

Investment Policies..........................................................3

Description of Permitted Investments and Risk Factors........................4

Investment Limitations.......................................................11

Management of the Portfolios.................................................13

The Investment Manager.......................................................17

Computation of Yield and Total Return........................................20

Purchase and Redemption of Shares............................................21

Determination of Net Asset Value.............................................21

Taxes........................................................................22

ERISA Considerations.........................................................24

Portfolio Transactions.......................................................25

Voting.......................................................................26

Description of Shares........................................................26

Limitation of Trustees' Liability............................................26

Code of Ethics...............................................................27

Control Persons and Principal Shareholders...................................27

Appendix ..............................................................Appendix

THE TRUST

This Statement of Additional Information relates only to the Portfolios of the Trust. The Trust is an open-end management investment company established as a Delaware business trust under an Agreement and Declaration of Trust dated May 30, 2002 (the "Declaration of Trust"). The Declaration of Trust permits the Trust to offer separate series of units of beneficial interest (the "shares") and separate classes of Portfolios. Each Portfolio is a separate mutual fund and each share of each Portfolio represents an equal proportionate interest in that Portfolio. Each Portfolio is advised by Turner Investment Partners, Inc. ("Turner" or the "Investment Manager"). Capitalized terms not defined herein are defined in the Prospectus offering shares of the Portfolios.

INVESTMENT OBJECTIVES

HIGH YIELD FIXED INCOME PORTFOLIO - The High Yield Fixed Income Portfolio seeks high total return.

HIGH QUALITY FIXED INCOME PORTFOLIO - The High Quality Fixed Income Portfolio seeks high total return consistent with reasonable risk.

BBB FIXED INCOME PORTFOLIO - The BBB Fixed Income Portfolio seeks high total return consistent with reasonable risk.

CORE FIXED INCOME PORTFOLIO - The Core Fixed Income Portfolio seeks total return through current income and capital appreciation.

There can be no assurance that any Portfolio will achieve its investment objective.

INVESTMENT POLICIES

HIGH YIELD FIXED INCOME PORTFOLIO - The Portfolio will invest at least 80% of its net assets in fixed income securities issued by U.S. corporations rated BB or lower by Standard & Poor's ("S&P") or another nationally recognized ratings organization at the time of purchase, or determined by Turner to be of comparable quality. This is a non-fundamental investment policy that can be changed by the Trust upon 60 days prior notice to shareholders. Such securities are often referred to as "junk bonds." The Portfolio may invest in securities of any maturity. The high yield, high risk corporate debt instruments in which the Portfolio may invest include notes, which may be convertible or non-convertible, commercial paper, units consisting of bonds with stock or warrants to buy stock attached, debentures, convertible debentures, zero coupon bonds and pay-in-kind securities ("PIKs"). Turner will focus on issues that it believes will provide a liberal and consistent yield and that tend to have a reduced risk of price fluctuations. The Portfolio may invest a portion of its assets in securities of issuers domiciled in foreign countries.

HIGH QUALITY FIXED INCOME PORTFOLIO - The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in high quality fixed income securities, principally debt obligations issued or guaranteed by U.S.

corporations and the U.S. Government and its agencies and instrumentalities. High quality fixed income securities are those rated in one of the three highest rating categories (e.g., A and higher by S&P or Aaa and higher by Moody's Investor Services, Inc. ("Moody's")), or determined by Turner to be of comparable quality. The Portfolio will maintain an average weighted portfolio maturity of less than 10 years, however there is no limit on the maturity of particular investments. The Portfolio will maintain an average portfolio credit rating of A. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures and commercial paper of U.S. companies.

BBB FIXED INCOME PORTFOLIO - The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in fixed income securities issued or guaranteed by U.S. corporations and rated at the time of purchase in the fourth highest rating category (e.g., BBB by S&P or Baa by Moody's) by one or more nationally recognized rating organizations, or determined by Turner to be of comparable quality. This is a non-fundamental investment policy that can be changed by the Trust upon 60 days prior notice to shareholders. The Portfolio will maintain an average weighted portfolio maturity of less than 10 years, however there is no limit on the maturity of particular investments. The corporate debt obligations in which the Portfolio may invest include bonds, notes, debentures and commercial paper of U.S. companies. The Portfolio also may invest in mortgage-backed securities.

CORE FIXED INCOME PORTFOLIO - The Portfolio seeks to achieve its objective by investing at least 80% of its net assets in investment grade fixed income securities, including U.S. government securities, corporate debt securities, mortgage-backed securities, asset-backed securities, and short-term obligations. This is a non-fundamental investment policy that can be changed by the Trust upon 60 days prior notice to shareholders. Investment grade securities or obligations are generally those rated within the four highest rating categories (e.g. BBB or higher by S&P or Baa or higher by Moody's), or determined by Turner to be of comparable quality. High quality securities or obligations are generally considered to be those securities rated within the three highest rating categories (E.G. A or higher by S&P or Moody's) or determined by Turner to be of comparable quality. Turner will allocate the Portfolio's assets among these market sectors based on its analysis of historical data, yield trends and credit ratings. In selecting investments for the Portfolio, Turner chooses securities with long-term, short-term and/or intermediate-term durations that it believes are attractively priced and that offer competitive yields. Turner will continuously review the credit quality of the bonds in the Portfolio, and may sell a bond when the issuer is downgraded, the industry sector in which the bond belongs is downgraded as a whole, or when the bond's price declines as compared to its peers. The Portfolio's average weighted maturity will typically be between three and six years.


DESCRIPTION OF PERMITTED INVESTMENTS AND RISK FACTORS

Each Portfolio (except as otherwise noted) may invest in each of the investments listed below, or engage in each of the investment techniques listed below unless otherwise indicated.

ASSET-BACKED SECURITIES

Asset-backed securities are secured by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for the purpose of owning such assets and issuing such debt.

BORROWING

The Portfolios may borrow money equal to 5% of their total assets for temporary purposes to meet redemptions or to pay dividends. A Portfolio may borrow more than 5% of its total assets from a bank for temporary or emergency purposes, provided that if borrowings exceed 5%, the Portfolios maintain assets totaling at least 300% of the amount borrowed when the amount borrowed is added to the Portfolio's other assets. This means that a Portfolio may borrow up to one-half (50%) the value of its total assets, including the amount borrowed. Borrowing may exaggerate changes in the net asset value of a Portfolio's shares and in the return on the Portfolio's portfolio. Although the principal of any borrowing will be fixed, a Portfolio's assets may change in value during the time the borrowing is outstanding. The Portfolios may be required to liquidate portfolio securities at a time when it would be disadvantageous to do so in order to make payments with respect to any borrowing. The Portfolios may be required to earmark or segregate liquid assets in an amount sufficient to meet their obligations in connection with such borrowings. In an interest rate arbitrage transaction, a Portfolio borrows money at one interest rate and lends the proceeds at another, higher interest rate. These transactions involve a number of risks, including the risk that the borrower will fail or otherwise become insolvent or that there will be a significant change in prevailing interest rates.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics of both fixed income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. The High Quality Fixed Income and BBB Fixed Income Portfolios will not invest in convertible securities.

DERIVATIVES

Derivatives are securities that derive their value from other securities, financial instruments or indices. The following are considered derivative securities: options on futures, futures, options (e.g., puts and calls), swap agreements, mortgage-backed securities (e.g., collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs"), interest-only ("IOs") and principal-only ("POs")), when issued securities and forward commitments, floating and variable rate securities, convertible securities, "stripped" U.S. Treasury securities (e.g., receipts and separately traded registered interested and principal securities ("STRIPs"), privately issued stripped securities (e.g., TGRs, TRs, and CATs). See later in the "Description of Permitted Investments" for discussions of these various instruments.

FIXED INCOME SECURITIES

The market value of fixed income investments will change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. Changes by an NRSRO in the rating of any fixed income security and in the ability of an issuer to make payments of interest and principal also affect the value of these investments. Changes in the value of these securities will not necessarily affect cash income derived from these securities, but will affect the investing Portfolio's net asset value.

Investment grade bonds include securities rated BBB by S&P or Baa by Moody's, which may be regarded as having speculative characteristics as to repayment of principal. If a security is downgraded, Turner will review the situation and take appropriate action.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on a Portfolio's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with maturities of over seven days in length. The Portfolios may invest in securities that are neither listed on a stock exchange nor traded over-the-counter, including privately placed securities. Investing in such unlisted emerging country equity securities, including investments in new and early stage companies, may involve a high degree of business and financial risk that can result in substantial losses. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Portfolio, or less than what may be considered the fair value of such securities. Further, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements which might be applicable if their securities were publicly traded. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Portfolio may be required to bear the expenses of registration.

In addition, the Portfolios believe that carefully selected investments in joint ventures, cooperatives, partnerships, private placements, unlisted securities and other similar situations (collectively, "special situations") could enhance the Portfolios' capital appreciation potential. To the extent these investments are deemed illiquid, the Portfolios' investment in them will be consistent with their 15% restriction on investment in illiquid securities. Investments in special situations and certain other instruments may be liquid, as determined by the Portfolios' Investment Manager based on criteria approved by the Board of Trustees.

LOWER RATED SECURITIES

The High Yield Fixed Income Portfolio may invest in lower-rated bonds commonly referred to as "junk bonds" or high yield/high-risk securities. Lower-rated securities are defined as securities rated below the fourth highest rating category by a NRSRO. Such obligations are speculative and may be in default. There may be no bottom limit on the ratings of high yield securities that may be purchased or held by a Portfolio. Lower-rated or unrated (i.e., high yield) securities are more likely to react to developments affecting issuers than are more highly rated securities, which primarily react to movements in the general level of interest rates. The market values of fixed income securities tend to vary inversely with the level of interest rates. Yields and market values of high yield securities will fluctuate over time, reflecting not only changing interest rates but the market's perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, medium to lower-rated securities may decline in value due to heightened concern over credit quality, regardless of prevailing interest rates. Investors should carefully consider the relative risks of investing in high yield securities and understand that such securities are not generally meant for short-term investing.

Adverse economic developments can disrupt the market for high yield securities, and severely affect the ability of issuers, especially highly leveraged issuers, to service their debt obligations or to repay their obligations upon maturity which may lead to a higher incidence of default on such securities. In addition, the secondary market for high yield securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities. As a result, Turner could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Furthermore a Portfolio may experience difficulty in valuing certain securities at certain times. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating each Portfolio's net asset value.

Lower-rated or unrated debt obligations also present risks based on payment expectations. If an issuer calls the obligations for redemption, the Portfolio may have to replace the security with a lower yielding security, resulting in a decreased return for investors. If the Portfolio experiences unexpected net redemptions, it may be forced to sell its higher rated securities, resulting in a decline in the overall credit quality of the Portfolio's investment portfolio and increasing the exposure of the Portfolio to the risks of high yield securities.

GROWTH OF HIGH YIELD, HIGH-RISK BOND MARKET: The widespread expansion of government, consumer and corporate debt within the U.S. economy has made the corporate sector more vulnerable to economic downturns or increased interest rates. Further, an economic downturn could severely disrupt the market for lower rated bonds and adversely affect the value of outstanding bonds and the ability of the issuers to repay principal and interest. The market for lower-rated securities may be less active, causing market price volatility and limited liquidity in the secondary market. This may limit the Portfolio's ability to sell such securities at their market value. In addition, the market for these securities may be adversely affected by legislative and regulatory developments. Credit quality in the junk bond market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the actual risks imposed by a particular security.

SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES: Lower rated bonds are very sensitive to adverse economic changes and corporate developments. During an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals, and to obtain additional financing. If the issuer of a bond defaulted on its obligations to pay interest or principal or entered into bankruptcy proceedings, a Portfolio may incur losses or expenses in seeking recovery of amounts owed to it. In addition, periods of economic uncertainty and change can be expected to result in increased volatility of market prices of high yield, high-risk bonds and a Portfolio's net asset value.

PAYMENT EXPECTATIONS: High yield, high-risk bonds may contain redemption or call provisions. If an issuer exercised these provisions in a declining interest rate market, a Portfolio would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a high yield, high-risk bond's value will decrease in a rising interest rate market, as will the value of a Portfolio's assets. If a Portfolio experiences significant unexpected net redemptions, this may force it to sell high yield, high-risk bonds without regard to their investment merits, thereby decreasing the asset base upon which expenses can be spread and possibly reducing a Portfolio's rate of return.

TAXES: The High Yield Fixed Income Portfolio may purchase debt securities (such as zero-coupon or pay-in-kind securities) that contain original issue discount. Original issue discount that accrues in a taxable year is treated as earned by a Portfolio and therefore is subject to the distribution requirements of the tax code even though the Portfolio has not received any interest payments on such obligations during that period. Because the original issue discount earned by the Portfolio in a taxable year may not be represented by cash income, the Portfolio may have to dispose of other securities and use the proceeds to make distributions to shareholders.

MONEY MARKET INSTRUMENTS

Money market securities are high-quality, dollar-denominated, short-term debt instruments. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional fifteen- and thirty-year fixed rate mortgages, graduated payment mortgages, adjustable rate mortgages, and balloon mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages that underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue.

PORTFOLIO TURNOVER

An annual portfolio turnover rate in excess of 100% may result from Turner's investment strategy. Portfolio turnover rates in excess of 100% may result in higher transaction costs, including increased brokerage commissions, and higher levels of taxable capital gain.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Portfolio obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Portfolio. The repurchase agreements entered into by a Portfolio will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (Turner monitors compliance with this requirement). Under all repurchase agreements entered into by a Portfolio, the Portfolios' Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Portfolio could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Portfolio may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Portfolio is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

RULE 144A SECURITIES

Rule 144A securities are securities exempt from registration on resale pursuant to Rule 144A under the 1933 Act. Rule 144A securities are traded in the institutional market pursuant to this registration exemption, and, as a result, may not be as liquid as exchange-traded securities since they may only be resold to certain qualified institutional investors. Due to the relatively limited size of this institutional market, these securities may affect the Portfolio's liquidity to the extent that qualified institutional buyers become, for a time, uninterested in purchasing such securities. Nevertheless, Rule 144A securities may be treated as liquid securities pursuant to guidelines adopted by the Trust's Board of Trustees. The High Quality Fixed Income Portfolio will not invest in Rule 144A securities.

SECURITIES LENDING

In order to generate additional income, a Portfolio may lend its securities pursuant to agreements requiring that the loan be continuously secured by collateral consisting of cash or securities of the U.S. government or its agencies equal to at least 100% of the market value of the loaned securities. A Portfolio continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain federal agencies have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. government, are either backed by the full faith and credit of the U.S. or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality.

U.S. GOVERNMENT SECURITIES

U.S. government securities are bills, notes and bonds issued by the U.S. government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

U.S. Treasury Obligations are bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the federal book-entry system known as separately traded registered interested and principal securities ("STRIPS") and coupons under book entry safekeeping ("CUBES").

VARIABLE AND FLOATING RATE INSTRUMENTS

Certain obligations may carry variable or floating rates of interest, and may involve a conditional or unconditional demand feature. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices. The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Portfolio generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accredited. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. See "Lower Rated Securities, Taxes" for a discussion of the federal income tax consequences to a Portfolio from investing in zero coupon obligations.

INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations are fundamental policies of each Portfolio which cannot be changed with respect to a Portfolio without the consent of the holders of a majority of that Portfolio's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Portfolio's shares present at a meeting, if more than 50% of the outstanding shares of a Portfolio are present or represented by proxy, or (ii) more than 50% of a Portfolio's outstanding shares, whichever is less.

No Portfolio may:

1. Invest 25% or more of the value of its total assets in the securities (other than U.S. Government securities) of issuers engaged in any single industry.

2. Issue senior securities representing stock, except to the extent permitted by the Investment Company Act. In addition, a Portfolio will not issue senior securities representing indebtedness, except that a Portfolio may borrow money from banks for temporary or emergency purposes or in connection with repurchases of, or tenders for, shares.

3. Underwrite securities of other issuers, except insofar as a Portfolio may be deemed an underwriter under the Securities Act in connection with the disposition of its portfolio securities.

4. Make loans of money or securities to other persons, except through purchasing fixed income securities, lending portfolio securities or entering into repurchase agreements in a manner consistent with the Portfolio's investment policies.

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

5. Purchase or sell commodities or commodity contracts, except, subject to the Investment Manager's registration with the CFTC, that it may invest in commodity pools and other entities that purchase and sell commodities and commodity contracts and may invest in futures and options.

6. Purchase or sell real estate or interests therein, except that it may invest in securities of issuers engaged in the real estate industry and may invest in securities secured by real estate or interests therein.

7. Purchase securities of an issuer, except as consistent with the maintenance of its status as an open-end diversified company under the 1940 Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be interpreted from time to time.

Except as otherwise indicated, the Portfolios' investment policies and restrictions, including those described in "Description of Permitted Investments and Risks" are not fundamental and may be changed without a vote of shareholders.

If a percentage restriction is adhered to at the time of an investment or transaction, a later change in percentage resulting from a change in the values of investments or the value of a Portfolio's total assets, unless otherwise stated, will not constitute a violation of such restriction or policy.

The Investment Manager will not cause a Portfolio to make loans to, or to receive loans from, the Investment Manager or its affiliates, except to the extent permitted by the Investment Company Act or as otherwise permitted by applicable law. The Portfolios may effect brokerage transactions, if any, through the affiliates of the Investment Manager, in accordance with the requirements of the Investment Company Act.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Portfolio and may be changed with respect to a Portfolio by the Board of Trustees.

No Portfolio may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Portfolio's fundamental limitation on borrowing.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Portfolio may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the Securities and Exchange Commission's (SEC) position regarding the asset segregation requirements imposed under Section 18 of the 1940 Act.

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

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Enter into futures contracts and options on futures contracts, options and currencies.

6. Purchase U.S. dollar denominated securities issued by foreign governments or corporations. This limitation applies only to the High Quality Fixed
    Income Portfolio.

7.  Invest more than 15% of its assets in illiquid securities.

MANAGEMENT OF THE PORTFOLIOS

The Board of Trustees provides broad oversight over the affairs of the Trust. The day-to-day affairs of the Trust and Portfolios are managed by the Investment Manager, subject to the ultimate supervision of and any policies established by the Board of Trustees, and pursuant to the terms of the Declaration of Trust and the Advisory Agreement.

BOARD OF TRUSTEES. The Board of Trustees has overall responsibility to manage and control the business affairs of the Trust, including the complete and exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Trust's business. The Board of Trustees exercises the same powers, authority and responsibilities on behalf of the Trust as are customarily exercised by the Board of Trustees of a registered investment company organized as a corporation.

Members of the Board of Trustees are not required to contribute to the capital of a Portfolio or hold shares of a Portfolio. A majority of the Board of Trustees are not "interested persons" (as defined in the Investment Company Act) of the Trust (collectively, the "Independent Trustees") and perform the same functions for the Trust as are customarily exercised by the non-interested directors of a registered investment company organized as a corporation.

The identity of the Trustees and brief biographical information regarding each Trustee is set forth below. Each Trustee who is deemed to be an "interested person" of the Trust, as defined in the Investment Company Act, is indicated by an asterisk.


--------------------------------------------------------------------------------------------------------------------------
                                                   TERM OF OFFICE                              OTHER DIRECTORSHIPS/
                                POSITION(S) HELD    AND LENGTH OF   PRINCIPAL OCCUPATION(S)    TRUSTEESHIPS HELD BY
    NAME, AGE AND ADDRESS          WITH TRUST        TIME SERVED      DURING PAST 5 YEARS            TRUSTEE
--------------------------------------------------------------------------------------------------------------------------
Robert Turner,*                      Trustee             N/A        Chief Investment          Turner Funds, Berwyn,
Age 46,                                                             Officer and Co-Chief      PA; Alpha Select
1235 Westlakes Drive,                                               Executive Officer of      Funds, Berwyn, PA;
Suite 350,                                                          Turner Investment         ACP Funds,
Berwyn, PA 19312                                                    Partners, Inc.            Wilmington, DE;
                                                                                              Episcopal Academy;
                                                                                              Mercer, PA; and
                                                                                              Bradley University,
                                                                                              Peoria, IL.
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
John Connors, Age 59,                Trustee             N/A        Portfolio Manager,        ACP Funds,
467 Belrose Lane                                                    Guyasuta Investment       Wilmington, DE.
Radnor, PA 19087                                                    Advisors; previously,
                                                                    Portfolio Manager,
                                                                    Delaware Investments.
--------------------------------------------------------------------------------------------------------------------------

*     Mr. Turner is considered an "interested person" of the Trust as that term is defined in the Investment Company Act.
      Mr. Turner is the Chairman and Chief Investment Officer of Turner Investment Partners, Inc. ("Turner").
      Mr. Turner also owns a majority interest in Turner.

The Board of Trustees has overall responsibility for the management and supervision of the operations of the Trust. The initial Trustees serving on the Board of Trustees have been elected by the organizational shareholder of the Trust (who is affiliated with the Investment Manager). Any vacancy in the position of Trustee may be filled by the remaining Trustees, or, if required by the Investment Company Act, by vote of a plurality of the vote at a meeting of the shareholders at which a quorum of shareholders is present in person or by proxy.

The Trustees serve on the Board of Trustees for terms of indefinite duration. A Trustee's position in that capacity will terminate if such Trustee is removed, resigns or is subject to various disabling events such as death or incapacity. A Trustee may resign upon 90 days' prior written notice to the other Trustees, and may be removed either by vote of two-thirds of the Trustees not subject to the removal vote or by vote of the shareholders holding not less than two-thirds of the total number of votes eligible to be cast by all shareholders. The Trustees will render assistance to shareholders on the question of the removal of Trustees in the manner required by Section 16(c) of the Investment Company Act. In the event of any vacancy in the position of a Trustee, the remaining Trustees may appoint an individual to serve as a Trustee, so long as immediately after such appointment at least two-thirds of the Trustees then serving would have been elected by the shareholders. The Trustees may call a meeting of shareholders to fill any vacancy in the position of a Trustee, and must do so within 60 days after any date on which Trustees who were elected by the shareholders cease to constitute a majority of the Trustees then serving.

The Declaration of Trust provides that a Trustee's responsibilities shall terminate if the Trustee (i) dies; (ii) is adjudicated incompetent; (iii) voluntarily withdraws as a Trustee (upon not less than 90 days' prior written notice to the other Trustees); (iv) is removed; (v) is certified by a physician to be mentally or physically unable to perform his duties hereunder; (vi) is declared bankrupt by a court with appropriate jurisdiction or files a petition commencing a voluntary case under any bankruptcy law or make an assignment for the benefit of creditors; (vii) has a receiver appointed to administer his property or affairs; or (viii) otherwise ceases to be a Trustee of the Trust under law. A Trustee may be removed either by (a) the vote or written consent of at least two-thirds (2/3) of the Trustees not subject to the removal vote or (b) the vote or written consent of shareholders holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all shareholders.

The Declaration of Trust provides that a Trustee shall not be liable to the Trust or to any of its shareholders for any loss or damage caused by any act or omission in the performance of his or her services under the Declaration of Trust, unless it is determined that such loss is due to an act or omission of the Trustee constituting willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee's office. Trustees are also entitled to be indemnified to the fullest extent permitted by law against all losses, claims, damages, liabilities, costs and expenses, including, but not limited to, amounts paid in satisfaction of judgments, in compromise, or as fines or penalties, and reasonable counsel fees, incurred in connection with the defense or disposition of any action, suit, investigation or other proceeding, whether civil or criminal, before any judicial, arbitration, administrative or legislative body, in which the Trustee may be or may have been involved as a party or otherwise, or with which the Trustee may be or may have been threatened, while in office or thereafter, by reason of being or having been a Trustee of the Trust or the past or present performance of services to the Trust by the Trustee, except to the extent such loss, claim, damage, liability, cost or expense shall have been finally determined in a decision on the merits in any such action, suit, investigation or other proceeding to have been incurred or suffered by the Trustee by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such the Trustee's office. The rights of indemnification and exculpation provided under the Declaration of Trust do not provide for indemnification under Federal securities laws that, under certain circumstances, impose liability even on persons that act in good faith, to the extent, but only to the extent, that such indemnification would be in violation of applicable law.

BOARD STANDING COMMITTEES. The Board of Trustees has established the following standing committees:

AUDIT COMMITTEE. The Board has a standing Audit Committee that is composed of each of the Independent Trustees of the Trust. The Audit Committee operates under a written charter approved by the Board. The Audit Committee will meet periodically, as necessary.

FAIR VALUE PRICING COMMITTEE. The Board has a standing Fair Value Pricing Committee that is composed of at least one Independent Trustee and various officers and representatives of the Trust's service providers, as appointed by the Board. The Fair Value Pricing Committee operates under procedures approved by the Board. The principal responsibilities of the Fair Value Pricing Committee are to determine the fair value of securities for which current market quotations are not readily available. The Fair Value Pricing Committee's determinations are reviewed by the Board. The Fair Value Pricing Committee will meet periodically, as necessary.

NOMINATING COMMITTEE. The Board has a standing Nominating Committee that is composed of each of the Independent Trustees of the Trust. The principal responsibility of the Nominating Committee is to consider, recommend and nominate candidates to fill vacancies on the Trust's Board, if any. The Nominating Committee will meet periodically, as necessary.

PORTFOLIO SHARES OWNED BY BOARD MEMBERS. The following table shows the dollar amount range of each Trustee's "beneficial ownership" of shares of the Portfolios as of the end of the most recently completed calendar year. Dollar amount ranges disclosed are established by the SEC. "Beneficial ownership" is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934 ("1934 Act"). As of the date of this SAI, the Trustees and officers of the Trust did not own any shares of the Portfolios.


--------------------------------------------------------------------------------------------------------------------------
                                                                                AGGREGATE DOLLAR RANGE OF SHARES IN
                                                                                ALL REGISTERED INVESTMENT COMPANIES
                                                                                 OVERSEEN BY TRUSTEE IN FAMILY OF
                  NAME                    DOLLAR RANGE OF PORTFOLIO SHARES            INVESTMENT COMPANIES
--------------------------------------------------------------------------------------------------------------------------
Robert Turner                                            $0                                     $0
--------------------------------------------------------------------------------------------------------------------------
John Connors                                             $0                                     $0
--------------------------------------------------------------------------------------------------------------------------


COMPENSATION OF THE TRUSTEES.

--------------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL COMPENSATION
                                AGGREGATE        PENSION OR RETIREMENT    FROM TRUST AND FUND     ESTIMATED ANNUAL
NAME AND POSITION           COMPENSATION FROM     BENEFITS ACCRUED AS       COMPLEX PAID TO         BENEFITS UPON
    WITH TRUST                  THE TRUST        PART OF TRUST EXPENSES        TRUSTEES              RETIREMENT
--------------------------------------------------------------------------------------------------------------------------
Robert Turner, Trustee              $0                    N/A                     $0                     N/A
--------------------------------------------------------------------------------------------------------------------------
John Connors, Trustee            $4,250*                  N/A                   $4,250                   N/A
--------------------------------------------------------------------------------------------------------------------------

* Estimated for the fiscal year ending December 31, 2002.

The Independent Trustees are each paid a retainer fee of $1,000 per quarter and per meeting fees of $500 per quarterly meeting attended in person, or $250 in the case of telephonic meetings by the Trust. The other Trustees receive no annual or other fees from the Trust. All Trustees are reimbursed by the Trust for their reasonable out-of-pocket expenses. The Trustees do not receive any pension or retirement benefits from the Trust.

TRUST OFFICERS. Set forth below are the names, dates of birth, positions with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Executive Officers of the Trust. Unless otherwise noted, the business address of each Officer is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. None of the Officers receive compensation from the Trust for their services.

--------------------------------------------------------------------------------------------------------------------------
NAME, AGE AND ADDRESS DURING                                                          PRINCIPAL OCCUPATION(S)
      THE PAST 5 YEARS                  POSITION(S) HELD WITH TRUST                     DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------------------
Stephen J. Kneeley                      President                              President & Co-Chief Executive
Age 39                                                                         Officer for Turner Investment
                                                                               Partners, Inc.
--------------------------------------------------------------------------------------------------------------------------
John H. Grady                           Executive Vice President and Chief     General Counsel and Chief
Age 41                                  Operating Officer                      Operating Officer of Turner
                                                                               Investment Partners, Inc.;
                                                                               previously, Partner, Morgan Lewis
                                                                               & Bockius, LLP.
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Thomas R. Trala                         Treasurer and Chief Financial Officer  Treasurer and Chief Financial
Age 36                                                                         Officer of Turner Investment
                                                                               Partners, Inc.

--------------------------------------------------------------------------------------------------------------------------
Brian McNally                           Vice President                         Deputy General Counsel of Turner
Age 44                                                                         Investment Partners; previously
                                                                               Assistant General Counsel, Bank of
                                                                               America
--------------------------------------------------------------------------------------------------------------------------
Diane Drake                             Secretary and Vice President           Deputy Counsel of Turner
Age 35                                                                         Investment Partners, Inc.;
                                                                               previously, Associate, Stradley,
                                                                               Ronon, Stevens & Young, LLP; Staff
                                                                               Attorney, Rodney Square Management
                                                                               Corporation.
--------------------------------------------------------------------------------------------------------------------------
Brian Ferko                             Vice President                         Product Manager/ Director of
Age 31                                                                         Mutual Fund Administration and
                                                                               Operations of Turner Investment
                                                                               Partners, Inc.; previously,
                                                                               Account Director, SEI Investments.
--------------------------------------------------------------------------------------------------------------------------
John Canning                            Vice President                         Sub-Advisory Institutional Service
Age 32                                                                         Product Manager, Turner Investment
                                                                               Partners, Inc.; previously,
                                                                               Transfer Agent Manager, Pilgrim
                                                                               Baxter and Associates; Portfolio
                                                                               Implementation Analyst, SEI
                                                                               Investments.
--------------------------------------------------------------------------------------------------------------------------
Rami Livelsberger                       Vice President and Assistant           Legal Assistant, Turner Investment
Age 28                                  Secretary                              Partners, Inc.; previously, Legal
                                                                               Assistant, Morgan Lewis & Bockius,
                                                                               LLP; Temporary Employee, Kelly
                                                                               Services; Temporary Employee,
                                                                               McCallion.
--------------------------------------------------------------------------------------------------------------------------

THE INVESTMENT MANAGER

Turner Investment Partners, Inc., 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312, is a professional investment management firm founded in March, 1990. Robert E. Turner is the Chairman and controlling shareholder of Turner.

As of June 30, 2002, Turner had discretionary management authority with respect to approximately $8 billion of assets. Turner has provided investment advisory services to investment companies since 1992.

Turner serves as the investment manager for the Portfolios under a written investment management agreement (the "Management Agreement"). Under the Management Agreement, Turner makes the investment decisions for the assets of the Portfolios and continuously reviews, supervises and administers each Portfolio's investment program, subject to the supervision of, and policies established by, the Trustees of the Trust. Under the Management Agreement, Turner also provides administrative services to the Trust, which include day-to-day administration of matters related to the corporate existence of the Trust, maintenance of records, preparation of reports, supervision of the Trust's arrangements with other service providers, and assistance in preparation of the Trust's registration statement under federal laws. Turner is responsible for compensating any third party engaged by Turner to provide services under its supervision and is also responsible for payment of fees of the Independent Trustees, custodian, independent public accountant, legal counsel (excluding costs in connection with certain litigation or administrative actions), or transfer and dividend disbursing agent.

Pursuant to the Management Agreement, each Portfolio pays Turner a unified fee for providing advisory and administrative services, payable monthly equal to the following percentage of such Portfolio's average daily net assets on an annual basis:

         High Yield Fixed Income Portfolio                      0.45%
         High Quality Fixed Income Portfolio                    0.40%
         BBB Fixed Income Portfolio                             0.40%
         Core Fixed Income Portfolio                            0.40%

The unified management fee does not include the costs of any interest, taxes, dues, fees, or similar costs, brokerage or other transaction costs, or certain extraordinary expenses.

Turner has contractually agreed to reduce the unified management fees of the Portfolios to 0.40% for the High Yield Fixed Income Portfolio, and 0.35% for the High Quality Fixed Income, the BBB Fixed Income and Core Fixed Income Portfolios until September 25, 2003. Turner may discontinue this arrangement at any time after September 25, 2003.

The continuance of the Management Agreement as to any Portfolio after the first two years must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of that Portfolio, and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" (as that term is defined in the 1940 Act) of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Management Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to any Portfolio, by a majority of the outstanding shares of that Portfolio, on not less than 30 days' nor more than 60 days' written notice to Turner, or by Turner on 90 days' written notice to the Trust.

BOARD CONSIDERATIONS IN APPROVING THE MANAGEMENT AGREEMENT

The continuance of the Management Agreement with respect to a Portfolio must be specifically approved at least annually (i) by the vote of the Trustees or by a vote of the shareholders of the Portfolio and (ii) by the vote of a majority of the Trustees who are not parties to the Management Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. Each year, the Board of Trustees will call and hold a meeting to decide whether to renew the Management Agreement for the upcoming year. In preparation for the meeting, the Board will request and review a wide variety of information from Turner. The Trustees will use this information, as well as information that other Portfolio service providers may submit to the Board, to help them decide whether to renew the Management Agreement for another year.

Before approving the Management Agreement, the Board requested and received written materials from Turner about: (a) the quality of Turner's services; (b) Turner's personnel; (c) Turner's operations and financial condition; and (d) the Portfolios' overall fees and operating expenses compared with similar mutual funds.

Based on the Board's deliberations and its evaluation of the information described above, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Management Agreement are fair and reasonable; (b) concluded that Turner's fees are reasonable in light of the services that Turner will provide to the Trust; and (c) agreed to adopt the Management Agreement.

OTHER SERVICE PROVIDERS

SUB-ADMINISTRATOR, TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC, Inc. ("PFPC"), a Delaware corporation, serves as the sub-administrator for the Trust. It provides general management related services, including those relating to valuation of each Portfolio's assets. PFPC also acts as the Transfer Agent and Dividend Paying Agent for the Trust. PFPC is located at 400 Bellevue Parkway, Wilmington, Delaware 19808.

PLACEMENT AGENT. Turner Investment Distributors, Inc. (the "Placement Agent") acts as placement agent of the Trust. The Placement Agent is a subsidiary of Turner and its principal place of business is 1235 Westlakes Drive, Suite 350, Berwyn, Pennsylvania 19312. The Placement Agent is not obligated to distribute a particular number of shares of the Portfolios and receives no compensation for serving as placement agent.

CUSTODIAN. PFPC Trust Company (the "Custodian"), a limited purpose trust company incorporated under the laws of Delaware, serves as the primary custodian of the Portfolios' assets, and may maintain custody of the Portfolios' assets with domestic and foreign sub-custodians (which may be banks, trust companies, securities depositories and clearing agencies) selected by the Investment Manager. Assets of the Portfolios are not held by the Investment Manager or commingled with the assets of other accounts other than to the extent that securities are held in the name of a custodian in a securities depository, clearing agency or omnibus customer account of such custodian. The Custodian's principal business address is 400 Bellevue Parkway, Wilmington, Delaware 19808.

AUDITORS AND LEGAL COUNSEL.

Ernst & Young LLP serves as the independent auditors of the Trust. Its principal business address is 2001 Market Street, Philadelphia, Pennsylvania 19103.

Morgan, Lewis & Bockius LLP, acts as legal counsel to the Trust. Its principal business address is 1701 Market Street, Philadelphia, Pennsylvania 19103.

FISCAL YEAR

Each Portfolio's fiscal year ends on September 30th.

COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Trust may advertise yield and total return of the Portfolios. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Portfolio refers to the annualized income generated by an investment in the Portfolio over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The total return of a Portfolio, both before and after taxes, refers to the average compounded rate of return on a hypothetical investment for designated time periods (including but not limited to, the period from which the Portfolio commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return before taxes will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return (before taxes); n = number of years; and ERV = ending redeemable value as of the end of the designated time period. Total return after taxes on distributions will be calculated according to the following formula: P (1 + T)n = ATVD, where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVD = ending redeemable value as of the end of the designated time period, after taxes on Portfolio distributions, but not after taxes on redemption. Total return after taxes on distributions and redemption will be calculated according to the following formula: P (1 + T)n = ATVDR where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years; and ATVDR = ending redeemable value as of the end of the designated time period, after taxes on Portfolio distributions and on redemption. Each of the above formulas assumes a hypothetical $1,000 payment made at the beginning of the designated time period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange (NYSE) is open for business. Currently, the days on which each Portfolio is closed for business are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Portfolio are offered to qualified investors on a continuous basis.

It is currently the Trust's policy to pay all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Portfolio in lieu of cash. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions, and may have to pay taxes on capital gains from the sale.

The Portfolios' net asset value per share is computed once daily, Monday through Friday, as of 4:00 p.m. Eastern Time except when the Portfolio is not open for business, days during which the Portfolio receives no purchase or redemption orders, customer holidays and on days when the NYSE is closed.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the NYSE is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Portfolio's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of any Portfolio for any period during which the NYSE, Turner, the Transfer Agent and/or the Custodian are not open for business.

DETERMINATION OF NET ASSET VALUE

The securities of each Portfolio are valued under the direction of the Administrator. The Administrator or its delegates may use an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. However, the pricing service may use a matrix system to determine valuations of fixed income securities. This system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures used by the pricing service and its valuation are reviewed by the officers of the Trust under the general supervision of the Trustees.

If market prices are unavailable or believed to be unreliable, the Administrator will make a good faith determination as to the "fair value" of the security using procedures approved by the Trustees.

Some Portfolios may hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Portfolios do not calculate NAV. As a result, the value of these investments may change on days when you cannot purchase or sell Portfolio shares.

Securities with remaining maturities of 60 days or less will be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization of maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Portfolio would receive if it sold the instrument.

TAXES

The following is only a summary of certain tax considerations generally affecting the Portfolios and their shareholders. No attempt is made to present a detailed explanation of the federal, state, or local tax treatment of the Portfolios or their shareholders and the discussion here and in the Portfolios' Prospectus is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors about their own tax situations, including their foreign, state and local tax liabilities.

FEDERAL INCOME TAX

The following is only a summary of certain additional federal tax considerations generally affecting the Portfolios and their shareholders that are not discussed in the Portfolios' Prospectus. The discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Portfolio intends to qualify as a "regulated investment company" ("RIC") as defined under subchapter M of the Code. By following such a policy, each Portfolio expects to eliminate or reduce to a nominal amount the federal taxes to which it may be subject.

In order to qualify for treatment as a RIC under the Code, each Portfolio must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Portfolio's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of a Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Portfolio's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Portfolio controls such issuers.

Notwithstanding the Distribution Requirement described above, which requires only that a Portfolio distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), the Portfolios will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

Each Portfolio intends to make sufficient distributions to avoid liability for the federal excise tax. A Portfolio may in certain circumstances be required to liquidate Portfolio investments in order to make sufficient distributions to avoid federal excise tax liability at a time when Turner might not otherwise have chosen to do so, and liquidation of investments in such circumstances may affect the ability of a Portfolio to satisfy the requirements for qualification as a RIC.

Any gain or loss recognized on a sale, exchange or redemption of shares of a Portfolio by a shareholder who is not a dealer in securities will generally, for individual shareholders, be treated as a long-term capital gain or loss if the shares have been held for more than one year, and otherwise will be treated as short term capital gain or loss. However, if shares on which a shareholder has received a net capital gain distribution are subsequently sold, exchanged or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the net capital gain distribution. Long-term capital gains are currently taxed at a maximum rate of 20% and short-term capital gains are currently taxed at ordinary income tax rates.

In light of the investment objectives of the Portfolios, is is not anticipated that any of the Portfolios will designate significiant distributions, if any, eligible for the corporate dividends-received deduction.

If a Portfolio has fewer than 500 persons at any time during a calendar year, for federal income tax purposes, individuals and certain trusts and estates that hold shares in such Portfolio (directly or through a partnership, S corporation or grantor trust) will be treated as receiving an additional dividend equal to their share of certain Portfolio expenses that are treated as "miscellaneous itemized deductions" for federal income tax purposes (including, for example, custodian fees) and as having paid such expenses themselves. Because shareholders which are treated as receiving an additional dividend and as having paid such expenses may deduct such expenses in a taxable year only to the extent that their respective aggregate miscellaneous itemized deductions for the year exceed 2% of their respective adjusted gross income for the year, all or a portion of the above expenses may not be deductible for certain shareholders in certain taxable years.

In certain cases, the Portfolio will be required to withhold at the applicable withholding rate, and remit to the United States Treasury, any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, (3) has not certified to the Portfolio that such shareholder is not subject to backup withholding, or (4) has not certified that such shareholder is a U.S. person (including a U.S. resident alien).

If any Portfolio fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Portfolio's current and accumulated earnings and profits, and such distributions may generally be eligible for the corporate dividends-received deduction. The Board reserves the right to terminate a Portfolio's election as a RIC if it determines such action to be in the best interest of such Portfolio's shareholders.

STATE TAXES

Distributions by any Portfolio to shareholders and the ownership of shares may be subject to state and local taxes.

ERISA CONSIDERATIONS

PRUDENCE AND DIVERSIFICATION. Before authorizing an investment in shares of a Portfolio, fiduciaries of a pension, profit sharing or other employee benefit plan subject to the Employee Income Security Act of 1974, as amended, ("ERISA Plans") should consider (i) whether the investment in such shares satisfies the prudence and diversification requirements of Section 404 of ERISA, (ii) whether such fiduciaries have authority to acquire such shares under the plan's investment policies and appropriate governing instruments (including Title I of ERISA) and (iii) whether the investment will result in unrelated business taxable income to the plan. If a fiduciary with respect to an ERISA Plan breaches its responsibilities with regard to selecting an investment or an investment course of action for such ERISA Plan, the fiduciary may be held personally liable for losses incurred by the ERISA Plan as a result of such breach. Accordingly, the Board of Trustees requires all ERISA Plans proposing to invest in a Portfolio to represent, among other things, that: it, and any fiduciaries responsible for the Plan's investments are aware and understand the Portfolio's investment objective, policies and strategies; (ii) the decision to invest assets of the ERISA Plan in the Portfolio was made with appropriate consideration of relevant investment factors with regard to the ERISA Plan; and
(iii) the fiduciary making the investment decision on behalf of the ERISA Plan met its fiduciary duties and obligations as imposed by ERISA in making the decision to invest assets of the ERISA Plan in the Portfolio.

Also, fiduciaries of an individual retirement account ("IRA"), a Keogh plan or other "plan" described in Section 4975(e)(1) of the Code that is not otherwise subject to Title I of ERISA (collectively "Tax-Qualified Plans"), should consider that a Tax-Qualified Plan may only make investments that are authorized by the appropriate governing instruments.

Because the Trust is registered as an investment company under the Investment Company Act, the underlying assets of a Portfolio should not be considered to be "plan assets" of any Plan investing in a Portfolio for purposes of the fiduciary rules under ERISA and the prohibited transaction rules under ERISA and the Code. Thus, neither the Board of Trustees nor any of its affiliates will be fiduciaries with respect to the Plans investing in a Portfolio based solely on the Board of Trustees' investment management of the Portfolio's assets.

DECISION TO INVEST IN SHARES. Certain prospective Plan investors may currently maintain relationships (i.e., investment management, investment advisory or other services) with the Investment Manager (or an affiliate thereof). Each such affiliated person may be deemed to be a party in interest (or disqualified person) and/or a fiduciary with respect to such prospective Plan investor. Generally, ERISA prohibits (and the Code penalizes) the use of Plan assets for the benefit of a party in interest (or disqualified person) and also prohibits (or penalizes) a Plan fiduciary for using its position to cause a Plan to make an investment from which the fiduciary or a third party in which the fiduciary has an interest would receive a fee or other consideration. Accordingly, fiduciaries of Plans will be required to represent that the decision to invest in a Portfolio was made by a fiduciary independent of such affiliated persons, that such fiduciaries are duly authorized to make such investment decisions and that they have not relied upon any individualized advice or recommendation of such affiliated persons as a primary basis for the decision to invest in the Portfolio.

In short, it is the responsibility of any fiduciary or other person with investment responsibilities over the assets of a Plan considering an investment in the shares of a Portfolio to see that the above factors have been carefully considered before making an investment. Moreover, because the provisions of ERISA and the related provisions of the Code are highly technical and subject to extensive and varying administrative and judicial interpretation and review, Plan fiduciaries considering an investment in a Portfolio should consult with their own counsel and advisors regarding the impact of ERISA and the related provisions of the Code.

PORTFOLIO TRANSACTIONS

Turner is authorized to select brokers and dealers to effect securities transactions for the Portfolios. Each will seek to obtain the most favorable net results by taking into account various factors, including price, commission, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While Turner generally seeks reasonably competitive spreads or commissions, a Portfolio will not necessarily be paying the lowest spread or commission available. Turner seeks to select brokers or dealers that offer a Portfolio best price and execution or other services that benefit the Portfolios.

Turner may, consistent with the interests of the Portfolios, select brokers on the basis of the research services provided to Turner. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by Turner will be in addition to and not in lieu of the services required to be performed by Turner under the Advisory Agreement. If, in the judgment of Turner, a Portfolio or other accounts managed by Turner will be benefited by supplemental research services, Turner is authorized to pay brokerage commissions to a broker furnishing such services that are in excess of commissions that another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of Turner will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to a Portfolio or account generating the brokerage, and there can be no guarantee that Turner will find all of such services of value in advising that Portfolio.

It is not the Portfolios' practice to allocate brokerage or principal business on the basis of sales of its shares made through broker-dealers. However, Turner may place portfolio orders with qualified broker-dealers who recommend a Portfolio's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

VOTING

Each share held entitles the shareholder of record to one vote for each whole share owned, and a proportional fractional vote for each fractional share owned. Shares issued by each Portfolio have no preemptive, conversion, or subscription rights. Each Portfolio, as a separate series of the Trust, votes separately on matters affecting only that Portfolio. Voting rights are not cumulative. As a Delaware business trust, the Trust is not required to hold annual meetings of shareholders, but approval will be sought for certain changes in the operation of the Trust and for the election of Trustees under certain circumstances.

In addition, a Trustee may be removed by the remaining Trustees or by shareholders at a special meeting called upon written request of shareholders owning at least 10% of the outstanding shares of the Trust. In the event that such a meeting is requested, the Trust will provide appropriate assistance and information to the shareholders requesting the meeting.

Where the Trust's Prospectus or Statement of Additional Information state that an investment limitation or a fundamental policy may not be changed without shareholder approval, such approval means the vote of (1) 67% or more of the affected Portfolio's shares present at a meeting if the holders of more than 50% of the outstanding shares of the Portfolio are present or represented by proxy, or (ii) more than 50% of the affected Portfolio's outstanding shares, whichever is less.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of portfolios and shares of each portfolio. Each share of a Portfolio represents an equal proportionate interest in that Portfolio with each other share. Upon liquidation, shares are entitled to a pro rata share in the net assets of the Portfolio. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares or separate classes of Portfolios. All consideration received by the Trust for shares of any Portfolio and all assets in which such consideration is invested would belong to that Portfolio and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the

Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

CODE OF ETHICS

The Board of Trustees of the Trust has adopted a Code of Ethics pursuant to Rule 17j-1 under the 1940 Act. In addition, the Investment Manager and Placement Agent have adopted Codes of Ethics pursuant to Rule 17j-1. Rule 17j-1 and the Codes are designed to prevent unlawful practices in connection with the purchase or sale of securities by access persons. Under each Code of Ethics, access persons are permitted to engage in personal securities transactions, but are required to report their personal securities transactions for monitoring purposes. In addition, certain access persons are required to obtain approval before investing in initial public offerings or private placements. Copies of these Codes of Ethics are on file with the SEC, and are available to the public.

CONTROL PERSONS AND PRINCIPAL SHAREHOLDERS

As of the date of this filing, there were no control persons or principal shareholders of the Portfolios.

APPENDIX


                      DESCRIPTION OF CORPORATE BOND RATINGS

DESCRIPTION OF MOODY'S LONG-TERM RATINGS

AAA Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

BAA Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

                               Appendix - Page 1

C Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

DESCRIPTION OF STANDARD & POOR'S LONG-TERM RATINGS

INVESTMENT GRADE

AAA Debt rated `AAA' has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated `AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated debt only in small degree.

A Debt rated `A' has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB Debt rated `BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

SPECULATIVE GRADE

Debt rated `BB', `B', `CCC', `CC', and `C' is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. `BB' indicates the least degree of speculation and `C' the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

BB Debt rated `BB' has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The `BB' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied `BBB-' rating.

B Debt rate `B' has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The `B' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `BB' or `BB-' rating.

                               Appendix - Page 2

CCC Debt rated `CCC' has a current identifiable vulnerability to default, and is dependent on favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The `CCC' rating category also is used for debt subordinated to senior debt that is assigned an actual or implied `B' or `B-' rating.

CC The rating `CC' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC' rating.

C The rating `C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied `CCC-' debt rating. The `C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

CI Debt rated `CI' is reserved for income bonds on which no interest is being paid.

D Debt is rated `D' when the issue is in payment default, or the obligor has filed for bankruptcy. The `D' rating is used when interest or principal payments are not made on the date due, even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period.

DESCRIPTION OF FITCH'S LONG-TERM RATINGS

INVESTMENT GRADE BOND

AAA Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated `AAA'. Because bonds rated in the `AAA' and `AA' categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated `F-1+'.

A Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

                               Appendix - Page 3

SPECULATIVE GRADE BOND

BB Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C        Bonds are in imminent default in payment of interest or principal.

DDD, DD, AND D:

         Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. `DDD' represents the highest potential for recovery on these bonds, and `D' represents the lowest potential for recovery.

                               Appendix - Page 4

                            PART C: OTHER INFORMATION

         ITEM 23.  EXHIBITS:

                  (a) Registrant's Agreement and Declaration of Trust dated May 30, 2002, is filed herewith.

                  (b)      By-Laws of the Trust is filed herewith.

                  (c)      Not applicable.

                  (d) Investment Management Agreement between the Registrant and Turner Investment Partners, Inc., is filed herewith.

                  (e)      Not applicable.

                  (f)      Not applicable.

                  (g)      Not applicable..

                  (h) Contractual Fee Waiver Agreement between the Registrant and Turner Investment Partners, Inc. is filed herewith.

                  (i)      Not applicable.

                  (j)      Not applicable.

                  (k)      Not applicable.

                  (l)      Not applicable.

                  (m)      Not applicable.

                  (n)      Not applicable.

                  (o)      Not applicable.

                  (p)(1)   Code of Ethics for the Registrant is filed herewith.

                  (p)(2) Code of Ethics for Turner Investment Partners, Inc. is filed herewith.

                  (p)(3) Code of Ethics for Turner Investment Distributors, Inc. is filed herewith.

                  (q) Power of Attorney for John Connors and Robert Turner are filed herewith.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT:

                  See the Prospectus and the Statement of Additional Information regarding the Registrant's control relationships.

ITEM 25.  INDEMNIFICATION:

                  Article VII of the Agreement and Declaration of Trust empowers the Trustees of the Trust, to the full extent permitted by law, to purchase with Trust assets insurance for indemnification from liability and to pay for all expenses reasonably incurred or paid or expected to be paid by a Trustee or officer in connection with any claim, action, suit or proceeding in which he or she becomes involved by virtue of his or her capacity or former capacity with the Trust.

                  Article VI of the By-Laws of the Trust provides that the Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding by reason of the fact that such person is and other amounts or was an agent of the Trust, against expenses, judgments, fines, settlement and other amounts actually and reasonable incurred in connection with such proceeding if that person acted in good faith and reasonably believed his or her conduct to be in the best interests of the Trust. Indemnification will not be provided in certain circumstances, however, including instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER:

TURNER INVESTMENT PARTNERS, INC.

Turner Investment Partners, Inc. ("Turner") is the investment adviser for the Turner Large Cap Growth Opportunities, Turner Midcap Growth, Turner Small Cap Growth, Turner Micro Cap Growth, Turner Large Cap Value, Turner Midcap Value, Turner Small Cap Value, Turner Small Cap Equity, Turner Small Cap Value Opportunities, Turner Technology, Turner Top 20, Turner Global Top 40, Turner New Enterprise, Turner Disciplined Large Cap Growth, Turner International Opportunities, Turner International Discovery, Turner Top 20 Value, Turner Future Financial Services, Turner New Energy & Power Technology, Turner Healthcare & Biotechnology, Turner Tax Managed U.S. Equity, Turner High Yield, Turner Core Fixed Income, Turner Core High Quality Fixed Income, Turner Ultra Short Duration Fixed Income, and Turner Short Duration Fixed Income Funds. The principal address of Turner is 1235 Westlakes Drive, Suite 350, Berwyn, PA 19312. Turner is an investment adviser registered under the Advisers Act.


NAME AND POSITION WITH                                                         POSITION WITH OTHER
COMPANY                                  OTHER COMPANY                         COMPANY
-----------------------                  -------------                         -------------------

Stephen  J. Kneeley                      Turner Funds                          Trustee
President, Co-Chief Executive Officer
                                         Alpha Select Funds                    Trustee

                                         ACP Strategic Opportunities Fund      President
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     President

John H. Grady                            Turner Investment Distributors, Inc.  President
General Counsel - Chief Legal Officer;
Chief Operating Officer, Secretary       Ascendant Capital Partners            Managing Member

                                         ACP Strategic Opportunities Fund      Executive Vice President & Chief
                                         II, LLC                               Operating Officer

                                         ACP Continuum Return Fund II, LLC     Executive Vice President & Chief
                                                                               Operating Officer

                                         Turner Investment Management LLC      Chief Operating Officer


Thomas R. Trala                          Turner Investment Distributors, Inc.  Chief Financial Officer
CFO, Treasurer
                                         Ascendant Capital Partners            Managing Member

                                         ACP Strategic Opportunities Fund      Treasurer & Chief Financial Officer
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC     Treasurer & Chief Financial Officer

                                         Turner Investment Management LLC      Chief Financial Officer


Mark D. Turner                           None                                  None
Vice Chairman, Senior Portfolio
Manager

                                       iii

Robert E. Turner, Jr.                    Turner Funds                          Trustee
Chairman, CIO; Co-Chief Executive
Officer                                  Episcopal Academy                     Trustee
                                         Merion, PA

                                         Bradley University                    Trustee
                                         Peoria, IL

                                         ACP Strategic Opportunities Fund      Trustee
                                         II, LLC

                                         ACP Continuum Return Fund II, LLC Trustee

                                         Alpha Select Funds                    Trustee


Roger A. Early, CIO - Fixed Income       None                                  None


ITEM 27.

Turner Investment Distributors, Inc. also acts as principal underwriter of shares of:

Turner Disciplined Large Cap Growth Fund
Turner Midcap Growth Fund
Turner Small Cap Growth Fund
Turner Micro Cap Growth Fund
Turner Large Cap Value Fund
Turner Midcap Value Fund
Turner Small Cap Value Fund
Turner Technology Fund
Turner Top 20 Fund
Turner Global Top 40 Fund
Turner New Enterprise Fund
Turner Future Financial Services Fund
Turner New Energy & Power Technology Fund
Turner Tax Managed U.S. Equity Fund
Turner Core Fixed Income Fund
Turner Core High Quality Fixed Income Fund
Turner Ultra Short Duration Income Fund
Turner Short Duration Fund Income Fund
Turner Small Cap Equity Fund
Turner Small Cap Value Opportunities Fund
Alpha Select Target Select Equity Fund
ACP Strategic Opportunities Fund II, LLC
ACP Continuum Return Fund II, LLC

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

         Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

              (a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b);
         (3); (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

                  PFPC Company
                  400 Bellevue Parkway
                  Wilmington, Delaware 19808

              (b) With respect to Rules  31a-1(a);  31a-1(b)(1),(4);  (2)(C) and
         (D); (4);  (5);  (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of the Registrant's Administrator: and Sub-Administrator


                  Turner Investment Partners, Inc. (Administrator) 1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania 19312

                  PFPC , Inc.
                  400 Bellevue Parkway
                  Wilmington, Delaware 19808

          (c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f),
         the required books and records are maintained at the principal offices of the Registrant's Advisers:

                  Turner Investment Partners, Inc.
                  1235 Westlakes Drive, Suite 350
                  Berwyn, Pennsylvania  19312

ITEM 29.  MANAGEMENT SERVICES: None

ITEM 30.  UNDERTAKINGS: None

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, as amended, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, Commonwealth of Pennsylvania on the 25th day of September, 2002.


                                  WESTLAKES INSTITUTIONAL PORTFOLIOS


                                  By: /S/ STEPHEN J. KNEELEY
                                      ----------------------------
                                      Stephen J. Kneeley
                                      President